BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-HE4, Class A2A, (LIBOR USD 1
Month + 0.26%), 0.72%, 05/25/37
(a)
..... USD 45 $ 10,463
Ajax Mortgage Loan Trust
(b)
Series 2018-D, Class A, 3.75%, 08/25/58
(a)
108 108,682
Series 2018-G, Class A, 4.38%, 06/25/57
(a)
100 99,803
Series 2018-G, Class B, 5.25%, 06/25/57
(a)
100 98,698
Series 2018-G, Class C, 5.25%, 06/25/57 . 99 98,357
Series 2019-A, Class A, 3.75%, 08/25/57
(a)
88 87,470
Series 2019-B, Class A, 3.75%, 01/25/59
(a)
168 168,235
Argent Mortgage Loan Trust, Series 2005-W1,
Class A2, (LIBOR USD 1 Month + 0.48%),
0.94%, 05/25/35
(a)
................. 59 53,831
BCMSC Trust
(a)
Series 2000-A, Class A3, 7.83%, 06/15/30 . 49 9,757
Series 2000-A, Class A4, 8.29%, 06/15/30 . 35 7,435
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2004-HE7, Class M2, (LIBOR USD 1
Month + 1.73%), 2.18%, 08/25/34 .... 1 1,020
Series 2007-HE1, Class 21A2, (LIBOR USD
1 Month + 0.16%), 0.62%, 01/25/37 ... 23 22,567
Series 2007-HE2, Class 22A, (LIBOR USD 1
Month + 0.14%), 0.60%, 03/25/37 .... 13 12,543
Series 2007-HE2, Class 23A, (LIBOR USD 1
Month + 0.14%), 0.60%, 03/25/37 .... 26 25,031
Series 2007-HE3, Class 1A3, (LIBOR USD 1
Month + 0.25%), 0.71%, 04/25/37 .... 48 60,167
Carrington Mortgage Loan Trust, Series 2006-
NC4, Class A3, (LIBOR USD 1 Month +
0.16%), 0.62%, 10/25/36
(a)
........... 41 39,752
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (LIBOR USD
1 Month + 0.20%), 0.66%, 05/25/37 ... 151 119,401
Series 2007-AHL2, Class A3C, (LIBOR USD
1 Month + 0.27%), 0.73%, 05/25/37 ... 68 54,543
Conseco Finance Corp.
Series 1998-8, Class A1, 6.28%, 09/01/30 . 6 5,807
Series 1998-8, Class M1, 6.98%, 09/01/30
(a)
55 53,584
Series 2001-D, Class B1, (LIBOR USD 1
Month + 2.50%), 2.90%, 11/15/32
(a)
... 38 37,610
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%, 09/01/29
(a)
31 8,504
Series 2000-4, Class A6, 8.31%, 05/01/32
(a)
42 11,097
Series 2000-5, Class A6, 7.96%, 05/01/31 . 37 14,290
Countrywide Asset-Backed Certificates
Series 2006-S3, Class A4, 6.04%,
01/25/29
(c)
.................... 3 4,015
Series 2006-SPS1, Class A, (LIBOR USD 1
Month + 0.22%), 0.68%, 12/25/25
(a)
... —
(d)
396
Credit Suisse First Boston Mortgage Securities
Corp., Series 2001-MH29, Class B1, 8.10%,
09/25/31
(a)
...................... 21 20,483
Credit-Based Asset Servicing & Securitization
LLC, Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(c)
..................... 100 98,447
CWHEQ Home Equity Loan Trust, Series 2006-
S5, Class A5, 6.16%, 06/25/35 ......... 3 3,606
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(a)(b)
Series 2006-RES, Class 4Q1B, (LIBOR USD
1 Month + 0.30%), 0.70%, 12/15/33 ... 12 12,149
Series 2006-RES, Class 5B1A, (LIBOR USD
1 Month + 0.19%), 0.59%, 05/15/35 ... 29 28,677
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWHEQ Revolving Home Equity Loan Trust
(a)
Series 2005-B, Class 2A, (LIBOR USD 1
Month + 0.18%), 0.58%, 05/15/35 .... USD 5 $ 5,032
Series 2006-H, Class 1A, (LIBOR USD 1
Month + 0.15%), 0.55%, 11/15/36 .... 11 9,789
First Franklin Mortgage Loan Trust, Series
2006-FFH1, Class M2, (LIBOR USD 1
Month + 0.60%), 1.06%, 01/25/36
(a)
..... 40 35,634
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (LIBOR USD 1
Month + 0.20%), 0.66%, 01/25/47 .... 23 14,141
Series 2007-HS1, Class M6, (LIBOR USD 1
Month + 3.38%), 3.83%, 02/25/47 .... 25 25,834
Home Equity Asset Trust, Series 2007-1, Class
2A3, (LIBOR USD 1 Month + 0.30%), 0.76%,
05/25/37
(a)
...................... 34 27,133
Home Equity Mortgage Trust, Series 2006-2,
Class 1A1, 5.87%, 07/25/36
(c)
......... 121 15,931
Home Loan Mortgage Loan Trust, Series 2005-
1, Class A3, (LIBOR USD 1 Month + 0.72%),
1.12%, 04/15/36
(a)
................. 22 21,280
IXIS Real Estate Capital Trust, Series 2007-
HE1, Class A4, (LIBOR USD 1 Month +
0.23%), 0.69%, 05/25/37
(a)
........... 641 196,899
Lehman ABS Manufactured Housing Contract
Trust
Series 2001-B, Class M1, 6.63%, 04/15/40
(a)
65 66,238
Series 2002-A, Class C, 0.00%, 06/15/33 . 5 4,305
Litigation Fee Residual Funding LLC, Series
2015-1,  4.00%, 10/30/27
(e)
........... 9 9,024
Long Beach Mortgage Loan Trust
(a)
Series 2006-5, Class 2A3, (LIBOR USD 1
Month + 0.30%), 0.76%, 06/25/36 .... 22 13,564
Series 2006-7, Class 2A3, (LIBOR USD 1
Month + 0.16%), 0.62%, 08/25/36 .... 14 6,646
Merrill Lynch First Franklin Mortgage Loan
Trust, Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.24%), 0.70%, 05/25/37
(a)
19 15,823
Morgan Stanley ABS Capital I, Inc. Trust, Series
2005-HE1, Class A2MZ, (LIBOR USD 1
Month + 0.60%), 1.06%, 12/25/34
(a)
..... 78 69,982
Oakwood Mortgage Investors, Inc., Series
2001-D, Class A4, 6.93%, 09/15/31
(a)
.... 9 6,525
Option One Mortgage Loan Trust
Series 2007-CP1, Class 2A3, (LIBOR USD 1
Month + 0.21%), 0.67%, 03/25/37
(a)
... 40 33,115
Series 2007-FXD1, Class 1A1, 5.87%,
01/25/37
(c)
.................... 31 28,140
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37
(c)
.................... 35 31,864
Series 2007-FXD2, Class 1A1, 5.82%,
03/25/37
(c)
.................... 41 37,734
Origen Manufactured Housing Contract Trust,
Series 2007-B, Class A1, (LIBOR USD 1
Month + 1.20%), 1.60%, 10/15/37
(a)(b)
.... 15 14,427
Ownit Mortgage Loan Trust, Series 2006-2,
Class A2C, 6.50%, 01/25/37
(c)
......... 29 26,527
SG Mortgage Securities Trust, Series 2006-
FRE2, Class A2C, (LIBOR USD 1 Month +
0.32%), 0.78%, 07/25/36
(a)
........... 16 4,226

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Wachovia Asset Securitization Issuance II LLC
Trust, Series 2007-HE2A, Class A, (LIBOR
USD 1 Month + 0.13%), 0.59%, 07/25/37
(a)(b)
USD 30 $ 29,761
Total Asset-Backed Securities — 0.4%
(Cost: $2,295,253) ............................... 2,125,994
Shares
Shares
Common Stocks
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.
(f)
................ 1,393 191,858
Boeing Co. (The)
(f)
................... 7,684 1,471,486
Curtiss-Wright Corp. .................. 6,465 970,784
General Dynamics Corp. ............... 12,948 3,122,799
HEICO Corp. ...................... 2,124 326,119
HEICO Corp., Class A ................. 13,140 1,666,546
Lockheed Martin Corp. ................ 3,934 1,736,468
Northrop Grumman Corp. .............. 436 194,988
9,681,048
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc. .. 1,192 122,966
United Parcel Service, Inc., Class B ....... 8,669 1,859,154
1,982,120
Auto Components — 0.2%
BorgWarner, Inc.
(g)
................... 24,692 960,519
Goodyear Tire & Rubber Co. (The)
(f)
....... 4,587 65,548
1,026,067
Automobiles — 1.4%
(f)
General Motors Co. .................. 19,679 860,760
Tesla, Inc. ......................... 5,862 6,316,891
7,177,651
Banks — 2.3%
Bank of America Corp. ................ 89,232 3,678,143
Citigroup, Inc. ...................... 27,074 1,445,752
First Republic Bank .................. 879 142,486
Huntington Bancshares, Inc. ............ 5,522 80,732
JPMorgan Chase & Co. ............... 22,910 3,123,091
Pinnacle Financial Partners, Inc.
(g)
........ 8,131 748,702
PNC Financial Services Group, Inc. (The) ... 2,731 503,733
Regions Financial Corp.
(g)
.............. 81,562 1,815,570
Truist Financial Corp. ................. 3,641 206,445
US Bancorp ....................... 714 37,949
Wells Fargo & Co. ................... 1,770 85,774
11,868,377
Beverages — 0.7%
Brown-Forman Corp., Class B
(g)
.......... 21,680 1,452,994
Coca-Cola Europacific Partners plc ........ 8,196 398,407
Keurig Dr Pepper, Inc. ................ 25,495 966,260
PepsiCo, Inc. ...................... 5,515 923,101
3,740,762
Biotechnology — 0.7%
AbbVie, Inc. ....................... 599 97,104
Amgen, Inc. ....................... 10,719 2,592,068
Biogen, Inc.
(f)
....................... 2,938 618,743
3,307,915
Building Products — 0.1%
Builders FirstSource , Inc.
(f)
.............. 2,116 136,567
Lennox International, Inc. .............. 299 77,100
Security
Shares
Shares Value
Building Products (continued)
Owens Corning ..................... 1,916 $ 175,314
388,981
Capital Markets — 0.9%
Bank of New York Mellon Corp. (The) ...... 698 34,642
FactSet Research Systems, Inc. .......... 1,924 835,304
Goldman Sachs Group, Inc. (The) ........ 1,301 429,460
Moody's Corp. ...................... 893 301,307
S&P Global, Inc. .................... 6,632 2,720,314
Stifel Financial Corp. ................. 5,439 369,308
4,690,335
Chemicals — 0.8%
Corteva , Inc. ....................... 2,950 169,566
Ecolab, Inc. ....................... 19,220 3,393,483
Linde plc ......................... 1,315 420,051
Mosaic Co. (The) .................... 2,956 196,574
4,179,674
Communications Equipment — 0.2%
Ciena Corp.
(f)
...................... 3,068 186,013
Juniper Networks, Inc. ................ 24,583 913,504
1,099,517
Construction & Engineering — 0.0%
MasTec , Inc.
(f)
...................... 352 30,659
Consumer Finance — 1.0%
Ally Financial, Inc. ................... 51,598 2,243,481
American Express Co. ................ 9,662 1,806,794
Capital One Financial Corp. ............. 5,110 670,892
Discover Financial Services
(g)
............ 1,630 179,610
4,900,777
Diversified Consumer Services — 0.3%
H&R Block, Inc. ..................... 26,864 699,539
Service Corp. International ............. 13,275 873,760
1,573,299
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B
(f)
........ 3,636 1,283,181
Voya Financial, Inc. .................. 46,652 3,095,360
4,378,541
Diversified Telecommunication Services — 0.1%
AT&T, Inc. ......................... 14,966 353,647
Electric Utilities — 1.1%
Entergy Corp.
(g)
..................... 22,894 2,672,874
NextEra Energy, Inc. ................. 12,743 1,079,460
OGE Energy Corp. ................... 39,253 1,600,737
5,353,071
Electrical Equipment — 0.4%
AMETEK, Inc. ...................... 3,001 399,673
Eaton Corp. plc ..................... 11,607 1,761,478
2,161,151
Electronic Equipment, Instruments & Components — 0.3%
Flex Ltd.
(f)
......................... 10,531 195,350
Keysight Technologies, Inc.
(f)
............ 8,096 1,278,925
TE Connectivity Ltd. .................. 1,153 151,020
1,625,295
Energy Equipment & Services — 0.4%
Halliburton Co. ..................... 19,011 719,947
Schlumberger NV ................... 30,794 1,272,100
1,992,047

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Entertainment — 0.2%
(f)
ROBLOX Corp., Class A
(g)
.............. 3,514 $ 162,487
Roku, Inc. ......................... 1,773 222,104
Spotify Technology SA ................ 3,098 467,860
Zynga, Inc., Class A .................. 7,250 66,990
919,441
Equity Real Estate Investment Trusts (REITs) — 2.3%
American Homes 4 Rent, Class A ......... 20,584 823,977
American Tower Corp. ................ 1,327 333,369
Crown Castle International Corp. ......... 4,373 807,256
CubeSmart ........................ 39,519 2,056,174
Equity LifeStyle Properties, Inc. .......... 7,922 605,875
Extra Space Storage, Inc. .............. 4,080 838,848
Life Storage, Inc. .................... 10,813 1,518,470
Mid-America Apartment Communities, Inc. ... 2,485 520,483
Prologis, Inc. ....................... 24,582 3,969,501
11,473,953
Food & Staples Retailing — 0.8%
Costco Wholesale Corp. ............... 5,149 2,965,052
Kroger Co. (The) .................... 1,722 98,791
Walmart, Inc. ....................... 7,764 1,156,215
4,220,058
Food Products — 0.3%
Bunge Ltd. ........................ 5,016 555,823
Kellogg Co.
(g)
...................... 3,722 240,032
McCormick & Co., Inc. (Non-Voting) ....... 8,253 823,649
1,619,504
Health Care Equipment & Supplies — 1.1%
Abbott Laboratories .................. 2,694 318,862
Align Technology, Inc.
(f)
................ 1,734 756,024
Boston Scientific Corp.
(f)
............... 40,471 1,792,461
IDEXX Laboratories, Inc.
(f)
.............. 4,236 2,317,346
Medtronic plc ...................... 3,718 412,512
5,597,205
Health Care Providers & Services — 1.3%
Anthem, Inc. ....................... 5,132 2,520,941
Cigna Corp. ....................... 2,287 547,988
CVS Health Corp. ................... 7,064 714,948
McKesson Corp. .................... 3,050 933,697
Molina Healthcare, Inc.
(f)
............... 1,726 575,776
UnitedHealth Group, Inc. ............... 2,329 1,187,720
6,481,070
Health Care Technology — 0.3%
Cerner Corp. ....................... 2,184 204,335
Teladoc Health, Inc.
(f)(g)
................ 19,346 1,395,427
1,599,762
Hotels, Restaurants & Leisure — 0.6%
Airbnb, Inc., Class A
(f)
................. 229 39,333
Choice Hotels International, Inc. .......... 651 92,286
Domino's Pizza, Inc. .................. 472 192,109
McDonald's Corp. ................... 2,458 607,814
Travel + Leisure Co. .................. 29,877 1,731,073
Yum! Brands, Inc. ................... 2,710 321,216
2,983,831
Household Durables — 0.3%
Garmin Ltd. ........................ 1,142 135,452
Lennar Corp., Class A ................. 1,223 99,271
Whirlpool Corp.
(g)
.................... 6,532 1,128,599
1,363,322
Security
Shares
Shares Value
Household Products — 1.0%
Church & Dwight Co., Inc. .............. 2,619 $ 260,276
Colgate-Palmolive Co. ................ 50,831 3,854,515
Procter & Gamble Co. (The) ............ 6,194 946,443
5,061,234
Independent Power and Renewable Electricity Producers — 0.0%
Sunnova Energy International, Inc.
(f)(g)
...... 7,322 168,845
Industrial Conglomerates — 0.3%
Honeywell International, Inc. ............ 4,440 863,935
Roper Technologies, Inc. ............... 1,278 603,510
1,467,445
Insurance — 1.7%
Marsh & McLennan Cos., Inc. ........... 16,921 2,883,677
MetLife, Inc. ....................... 52,415 3,683,726
Reinsurance Group of America, Inc. ....... 4,703 514,790
Travelers Cos., Inc. (The) .............. 9,352 1,708,891
8,791,084
Interactive Media & Services — 3.1%
(f)
Alphabet, Inc., Class A ................ 2,617 7,278,793
Alphabet, Inc., Class C ................ 1,973 5,510,569
Meta platforms, Inc., Class A ............ 12,469 2,772,607
15,561,969
Internet & Direct Marketing Retail — 2.2%
(f)
Amazon.com, Inc. ................... 3,339 10,884,973
Etsy, Inc. ......................... 2,925 363,519
MercadoLibre , Inc. ................... 49 58,285
11,306,777
IT Services — 2.6%
Accenture plc, Class A ................ 2,850 961,106
Automatic Data Processing, Inc. .......... 3,844 874,664
EPAM Systems, Inc.
(f)
................. 380 112,712
Fidelity National Information Services, Inc. ... 21,977 2,206,930
Global Payments, Inc. ................ 2,821 386,026
Mastercard , Inc., Class A ............... 2,123 758,718
PayPal Holdings, Inc.
(f)
................ 16,722 1,933,899
Square, Inc., Class A
(f)
................ 934 126,650
Visa, Inc., Class A
(g)
.................. 24,704 5,478,606
Western Union Co. (The) .............. 12,703 238,054
13,077,365
Life Sciences Tools & Services — 2.3%
Agilent Technologies, Inc. .............. 26,984 3,570,793
Bruker Corp. ....................... 7,932 510,028
Danaher Corp. ..................... 7,738 2,269,787
Mettler -Toledo International, Inc.
(f)
......... 827 1,135,628
Syneos Health, Inc.
(f)(g)
................ 24,533 1,985,946
Thermo Fisher Scientific, Inc. ............ 3,375 1,993,444
11,465,626
Machinery — 1.1%
Caterpillar, Inc. ..................... 3,412 760,262
Cummins, Inc. ...................... 1,990 408,169
Illinois Tool Works, Inc. ................ 16,612 3,478,552
Otis Worldwide Corp. ................. 8,703 669,696
5,316,679
Media — 1.3%
Altice USA, Inc., Class A
(f)
.............. 35,420 442,042
Charter Communications, Inc., Class A
(f)
.... 1,134 618,620
Comcast Corp., Class A ............... 59,693 2,794,826
Fox Corp., Class A ................... 53,923 2,127,262
Fox Corp., Class B ................... 1,111 40,307
Liberty Media Corp.-Liberty SiriusXM , Class A
(f)
598 27,335
Nexstar Media Group, Inc., Class A ........ 1,158 218,260

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Media (continued)
Warner Bros Discovery, Inc., Class C
(f)
...... 2,494 $ 62,275
6,330,927
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. ............... 12,742 633,787
Reliance Steel & Aluminum Co. .......... 8,360 1,532,806
Steel Dynamics, Inc. .................. 4,055 338,309
2,504,902
Multiline Retail — 0.6%
Nordstrom, Inc.
(f)(g)
................... 1,857 50,343
Target Corp. ....................... 12,992 2,757,162
2,807,505
Multi-Utilities — 0.3%
DTE Energy Co. .................... 12,303 1,626,580
Oil, Gas & Consumable Fuels — 2.2%
Devon Energy Corp. .................. 10,658 630,208
EOG Resources, Inc. ................. 24,187 2,883,816
Exxon Mobil Corp. ................... 53,341 4,405,433
Marathon Oil Corp. ................... 66,086 1,659,420
Ovintiv , Inc. ........................ 5,674 306,793
Phillips 66 ......................... 10,319 891,458
Targa Resources Corp. ................ 635 47,923
Valero Energy Corp. .................. 2,775 281,774
11,106,825
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A ..... 1,724 469,480
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co. ............... 3,332 243,336
Eli Lilly & Co. ...................... 1,203 344,503
Johnson & Johnson .................. 34,743 6,157,502
Merck & Co., Inc.
(g)
................... 25,604 2,100,808
Pfizer, Inc. ........................ 30,386 1,573,083
Zoetis, Inc. ........................ 18,430 3,475,714
13,894,946
Professional Services — 0.1%
Equifax, Inc. ....................... 2,652 628,789
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(f)
............ 4,155 380,266
Road & Rail — 0.5%
CSX Corp. ........................ 5,553 207,960
Landstar System, Inc.
(g)
................ 7,969 1,201,964
Old Dominion Freight Line, Inc. .......... 351 104,837
Ryder System, Inc. ................... 4,517 358,334
Schneider National, Inc., Class B
(g)
........ 21,789 555,619
2,428,714
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices, Inc.
(f)
.......... 22,370 2,445,936
Applied Materials, Inc. ................ 1,702 224,324
Cirrus Logic, Inc.
(f)
................... 5,271 446,928
Intel Corp. ........................ 60,901 3,018,254
KLA Corp. ......................... 478 174,977
Lam Research Corp. ................. 1,471 790,824
Lattice Semiconductor Corp.
(f)(g)
.......... 1,453 88,560
MaxLinear , Inc.
(f)
.................... 2,217 129,362
Monolithic Power Systems, Inc. .......... 1,729 839,741
NVIDIA Corp. ...................... 14,375 3,922,362
NXP Semiconductors NV .............. 350 64,778
QUALCOMM, Inc. ................... 12,927 1,975,504
Silicon Laboratories, Inc.
(f)
.............. 10,144 1,523,629
Teradyne, Inc. ...................... 951 112,437
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. ................ 780 $ 143,114
15,900,730
Software — 6.2%
Adobe, Inc.
(f)
....................... 5,617 2,559,218
Atlassian Corp. plc, Class A
(f)
............ 171 50,245
C3.ai, Inc., Class A
(f)
.................. 2,900 65,830
Cadence Design Systems, Inc.
(f)
.......... 5,374 883,808
HubSpot , Inc.
(f)
..................... 449 213,248
Intuit, Inc. ......................... 3,326 1,599,274
Manhattan Associates, Inc.
(f)
............ 855 118,597
Microsoft Corp. ..................... 57,981 17,876,122
Palo Alto Networks, Inc.
(f)
.............. 52 32,370
Paycom Software, Inc.
(f)
............... 106 36,716
RingCentral, Inc., Class A
(f)
............. 943 110,529
salesforce.com, Inc.
(f)
................. 7,582 1,609,810
ServiceNow , Inc.
(f)(g)
.................. 5,785 3,221,609
Workday, Inc., Class A
(f)
............... 11,350 2,717,871
31,095,247
Specialty Retail — 0.7%
Advance Auto Parts, Inc. ............... 884 182,953
American Eagle Outfitters, Inc.
(g)
.......... 18,567 311,925
Best Buy Co., Inc.
(g)
.................. 5,494 499,405
Home Depot, Inc. (The) ............... 8,006 2,396,436
Lowe's Cos., Inc. .................... 1,365 275,989
3,666,708
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc. ........................ 106,355 18,570,646
Dell Technologies, Inc., Class C
(f)
......... 49,936 2,506,288
Hewlett Packard Enterprise Co. .......... 91,063 1,521,663
HP, Inc.
(g)
......................... 40,241 1,460,748
Western Digital Corp.
(f)
................ 6,021 298,943
24,358,288
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B .................. 2,079 279,750
Ralph Lauren Corp. .................. 4,151 470,890
750,640
Tobacco — 0.1%
British American Tobacco plc, ADR ........ 1 42
Philip Morris International, Inc. ........... 3,341 313,854
313,896
Trading Companies & Distributors — 0.4%
SiteOne Landscape Supply, Inc.
(f)
......... 11,622 1,879,161
Wireless Telecommunication Services — 0.1%
United States Cellular Corp.
(f)
............ 15,080 455,868
Total Common Stocks — 59.6%
(Cost: $270,909,316) .............................. 300,585,576
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.0%
(b)
BAE Systems Holdings, Inc., 3.85%, 12/15/25 USD 24 24,082
BAE Systems plc, 3.40%, 04/15/30 ....... 200 197,073
221,155
Air Freight & Logistics — 0.0%
FedEx Corp.
2.40%, 05/15/31 .................. 36 32,861
3.90%, 02/01/35 .................. 27 26,845

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Air Freight & Logistics (continued)
United Parcel Service, Inc., 6.20%, 01/15/38 . USD 15 $ 19,554
79,260
Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
......... 16 15,659
American Airlines Pass-Through Trust
Series 2015-2, Class B, 4.40%, 09/22/23 . 73 71,209
Series 2016-1, Class B, 5.25%, 01/15/24 . 43 41,492
Series 2017-1, Class B, 4.95%, 02/15/25 . 16 15,051
Series 2015-2, Class AA, 3.60%, 09/22/27 12 11,825
Series 2016-1, Class AA, 3.58%, 01/15/28 30 28,052
Series 2019-1, Class B, 3.85%, 02/15/28 . 61 53,969
Series 2016-2, Class AA, 3.20%, 06/15/28 28 26,118
Series 2016-3, Class AA, 3.00%, 10/15/28 42 39,445
Series 2017-1, Class AA, 3.65%, 02/15/29 20 19,076
Series 2019-1, Class AA, 3.15%, 02/15/32 62 58,625
Delta Air Lines Pass-Through Trust, Series
2019-1, Class AA, 3.20%, 04/25/24 ..... 125 125,107
United Airlines Pass-Through Trust
Series 2014-1, Class B, 4.75%, 04/11/22 . 8 7,828
Series 2014-2, Class B, 4.63%, 09/03/22 . 4 4,421
Series 2016-2, Class B, 3.65%, 10/07/25 . 4 3,697
Series 2020-1, Class B, 4.88%, 01/15/26 . 35 34,109
Series 2020-1, Class A, 5.88%, 10/15/27 . 197 203,799
Series 2015-1, Class AA, 3.45%, 12/01/27 12 11,598
Series 2019-2, Class B, 3.50%, 05/01/28 . 37 33,215
Series 2016-1, Class AA, 3.10%, 07/07/28 4 3,693
Series 2016-2, Class AA, 2.88%, 10/07/28 24 22,419
Series 2018-1, Class AA, 3.50%, 03/01/30 8 8,059
Series 2019-2, Class AA, 2.70%, 05/01/32 39 35,971
874,437
Automobiles — 0.1%
Daimler Finance North America LLC, 2.55%,
08/15/22
(b)
..................... 210 210,727
Ford Motor Co., 3.25%, 02/12/32 ........ 11 9,824
General Motors Co., 6.13%, 10/01/25 ..... 49 52,603
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(b)
... 200 198,271
471,425
Banks — 1.6%
Bank of America Corp.
(LIBOR USD 3 Month + 0.79%), 3.00%,
12/20/23
(a)
.................... 31 31,078
(SOFR + 0.74%), 0.81%, 10/24/24
(a)
.... 50 48,376
7.25%, 10/15/25 .................. 75 84,153
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
.................... 537 527,656
(LIBOR USD 3 Month + 0.81%), 3.37%,
01/23/26
(a)
.................... 68 68,034
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
.... 186 174,314
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
.... 131 121,068
(SOFR + 0.96%), 1.73%, 07/22/27
(a)
.... 390 362,187
(LIBOR USD 3 Month + 1.58%), 3.82%,
01/20/28
(a)
.................... 78 78,900
(SOFR + 1.05%), 2.55%, 02/04/28
(a)
.... 169 161,477
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
.................... 89 89,569
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
.................... 39 39,068
(SOFR + 1.06%), 2.09%, 06/14/29
(a)
.... 255 232,928
(LIBOR USD 3 Month + 1.31%), 4.27%,
07/23/29
(a)
.................... 145 149,597
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
.................... 107 108,727
Security
Par (000)
Par (000) Value
Banks (continued)
(LIBOR USD 3 Month + 1.18%), 3.19%,
07/23/30
(a)
.................... USD 97 $ 93,860
(LIBOR USD 3 Month + 1.19%), 2.88%,
10/22/30
(a)
.................... 58 55,000
(SOFR + 1.53%), 1.90%, 07/23/31
(a)
.... 55 48,030
(SOFR + 1.22%), 2.30%, 07/21/32
(a)
.... 125 111,252
(SOFR + 1.21%), 2.57%, 10/20/32
(a)
.... 192 174,463
(SOFR + 1.33%), 2.97%, 02/04/33
(a)
.... 248 232,374
(SOFR + 1.93%), 2.68%, 06/19/41
(a)
.... 105 88,658
(SOFR + 1.58%), 3.31%, 04/22/42
(a)
.... 31 28,699
BNP Paribas SA, (SOFR + 1.23%), 2.59%,
01/20/28
(a)(b)
.................... 200 188,221
Citigroup, Inc.
4.40%, 06/10/25 .................. 94 96,697
(SOFR + 0.69%), 2.01%, 01/25/26
(a)
.... 58 55,835
(SOFR + 0.77%), 1.46%, 06/09/27
(a)
.... 25 22,960
(SOFR + 1.28%), 3.07%, 02/24/28
(a)
.... 460 448,021
(LIBOR USD 3 Month + 1.39%), 3.67%,
07/24/28
(a)
.................... 266 266,059
(LIBOR USD 3 Month + 1.19%), 4.08%,
04/23/29
(a)
.................... 16 16,307
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
..... 243 230,488
(SOFR + 1.18%), 2.52%, 11/03/32
(a)
..... 45 40,372
(SOFR + 1.35%), 3.06%, 01/25/33
(a)
.... 33 30,833
Citizens Financial Group, Inc., 3.25%, 04/30/30 41 40,071
Danske Bank A/S
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
.............. 200 197,419
5.38%, 01/12/24
(h)
................. 200 206,208
HSBC Holdings plc
(a)
(LIBOR USD 3 Month + 1.53%), 4.58%,
06/19/29 ..................... 301 309,700
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%),
4.70%
( i )
...................... 200 179,250
JPMorgan Chase & Co.
(SOFR + 0.60%), 0.65%, 09/16/24
(a)
.... 100 97,237
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
.................... 274 278,386
(3 Month CME Term SOFR + 1.59%),
2.00%, 03/13/26
(a)
............... 227 218,843
2.95%, 10/01/26 .................. 106 105,179
(LIBOR USD 3 Month + 1.25%), 3.96%,
01/29/27
(a)
.................... 120 122,486
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
.................... 127 128,625
(SOFR + 1.17%), 2.95%, 02/24/28
(a)
.... 266 259,583
(LIBOR USD 3 Month + 1.38%), 3.54%,
05/01/28
(a)
.................... 431 432,128
(SOFR + 1.89%), 2.18%, 06/01/28
(a)
.... 6 5,629
(LIBOR USD 3 Month + 1.33%), 4.45%,
12/05/29
(a)
.................... 13 13,551
(SOFR + 1.26%), 2.96%, 01/25/33
(a)
.... 184 173,467
(LIBOR USD 3 Month + 1.58%), 4.26%,
02/22/48
(a)
.................... 67 71,602
(LIBOR USD 3 Month + 1.38%), 3.96%,
11/15/48
(a)
.................... 24 24,515
(LIBOR USD 3 Month + 1.22%), 3.90%,
01/23/49
(a)
.................... 26 26,297
(SOFR + 1.58%), 3.33%, 04/22/52
(a)
.... 5 4,622
Mitsubishi UFJ Financial Group, Inc., 1.41%,
07/17/25 ...................... 200 187,369
Santander UK Group Holdings plc, (SOFR +
0.79%), 1.09%, 03/15/25
(a)
........... 237 225,426

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc., 3.78%,
03/09/26 ...................... USD 116 $ 117,312
Toronto-Dominion Bank (The), 3.20%, 03/10/32 50 49,207
Washington Mutual Escrow Bonds
(e)(f)(j)
0.00%, 11/06/09 .................. 100 —
0.00%, 09/29/17 .................. 400 —
7,979,373
Beverages — 0.1%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 . 331 355,003
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28 .................. 343 355,403
3.50%, 06/01/30 .................. 51 51,731
762,137
Biotechnology — 0.2%
AbbVie, Inc.
2.60%, 11/21/24 .................. 277 275,084
3.80%, 03/15/25 .................. 74 75,375
4.55%, 03/15/35 .................. 52 55,822
4.50%, 05/14/35 .................. 161 172,801
4.40%, 11/06/42 .................. 21 22,156
4.85%, 06/15/44 .................. 7 7,760
4.88%, 11/14/48 .................. 25 28,255
4.25%, 11/21/49 .................. 88 91,319
Amgen, Inc.
4.40%, 05/01/45 .................. 132 138,611
4.20%, 02/22/52 .................. 15 15,513
Biogen, Inc.
2.25%, 05/01/30 .................. 108 97,172
3.15%, 05/01/50 .................. 58 47,496
Gilead Sciences, Inc., 4.75%, 03/01/46 .... 145 160,686
1,188,050
Building Products — 0.0%
Carrier Global Corp., 2.24%, 02/15/25 ..... 10 9,735
Masonite International Corp., 5.38%, 02/01/28
(b)
15 15,112
Owens Corning, 3.88%, 06/01/30 ........ 12 12,118
36,965
Capital Markets — 1.3%
Blackstone Private Credit Fund
(b)
3.25%, 03/15/27 .................. 161 147,551
4.00%, 01/15/29 .................. 129 119,431
Charles Schwab Corp. (The), 3.20%, 03/02/27 24 24,148
Credit Suisse AG, 1.25%, 08/07/26 ....... 308 280,864
Deutsche Bank AG
(SOFR + 1.13%), 1.45%, 04/01/25
(a)
.... 269 256,913
1.69%, 03/19/26 .................. 300 281,381
(SOFR + 1.32%), 2.55%, 01/07/28
(a)
.... 150 138,381
FactSet Research Systems, Inc., 3.45%,
03/01/32 ...................... 60 57,958
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 09/10/24
(a)
.... 21 20,311
3.50%, 04/01/25 .................. 516 519,849
3.75%, 02/25/26 .................. 37 37,583
3.50%, 11/16/26 .................. 27 27,112
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
.... 175 161,263
(SOFR + 1.11%), 2.64%, 02/24/28
(a)
..... 96 91,788
(LIBOR USD 3 Month + 1.51%), 3.69%,
06/05/28
(a)
.................... 206 206,236
(SOFR + 1.28%), 2.62%, 04/22/32
(a)
.... 66 59,985
(SOFR + 1.25%), 2.38%, 07/21/32
(a)
.... 128 113,370
(SOFR + 1.26%), 2.65%, 10/21/32
(a)
.... 263 237,769
(SOFR + 1.41%), 3.10%, 02/24/33
(a)
.... 481 453,384
Intercontinental Exchange, Inc.
3.75%, 09/21/28 .................. 50 51,011
Security
Par (000)
Par (000) Value
Capital Markets (continued)
2.10%, 06/15/30 .................. USD 113 $ 103,199
Lehman Brothers Holdings Japan, Inc., 5.88%,
11/29/49
(e)(f)(j)
................... 130 —
Moody's Corp.
3.25%, 01/15/28 .................. 69 68,890
3.10%, 11/29/61 .................. 47 39,304
Morgan Stanley
3.13%, 01/23/23 .................. 182 183,763
(SOFR + 0.47%), 0.56%, 11/10/23
(a)
..... 250 247,093
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
.... 57 56,428
3.13%, 07/27/26 .................. 4 3,966
3.63%, 01/20/27 .................. 281 283,416
(SOFR + 0.88%), 1.59%, 05/04/27
(a)
.... 96 89,192
(SOFR + 0.86%), 1.51%, 07/20/27
(a)
.... 81 74,456
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
.................... 35 35,097
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
.................... 407 410,176
(LIBOR USD 3 Month + 1.63%), 4.43%,
01/23/30
(a)
.................... 357 373,274
(SOFR + 1.14%), 2.70%, 01/22/31
(a)
.... 355 333,120
(SOFR + 1.02%), 1.93%, 04/28/32
(a)
.... 24 20,744
(SOFR + 1.18%), 2.24%, 07/21/32
(a)
.... 108 95,702
(SOFR + 1.20%), 2.51%, 10/20/32
(a)
.... 56 50,475
(SOFR + 1.29%), 2.94%, 01/21/33
(a)
.... 94 88,147
(SOFR + 1.49%), 3.22%, 04/22/42
(a)
.... 9 8,279
Morgan Stanley Domestic Holdings, Inc.,
3.80%, 08/24/27 ................. 62 63,015
Nomura Holdings, Inc., 3.00%, 01/22/32 .... 344 316,880
S&P Global, Inc.
(b)
4.75%, 08/01/28 .................. 125 134,293
3.90%, 03/01/62 .................. 3 3,086
6,368,283
Chemicals — 0.1%
Dow Chemical Co. (The), 2.10%, 11/15/30 .. 39 35,087
DuPont de Nemours, Inc., 4.49%, 11/15/25 .. 148 153,927
Ecolab, Inc., 2.75%, 08/18/55 .......... 67 55,403
LYB International Finance III LLC, 4.20%,
05/01/50 ...................... 67 66,173
Sherwin-Williams Co. (The), 2.30%, 05/15/30 . 98 89,609
400,199
Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc., 5.13%, 06/01/25
(b)
29 29,362
RELX Capital, Inc.
3.50%, 03/16/23 .................. 115 115,985
4.00%, 03/18/29 .................. 108 110,781
3.00%, 05/22/30 .................. 143 136,627
Republic Services, Inc.
2.90%, 07/01/26 .................. 42 41,682
3.95%, 05/15/28 .................. 47 48,313
2.30%, 03/01/30 .................. 20 18,429
Waste Management, Inc.
1.15%, 03/15/28 .................. 23 20,555
2.00%, 06/01/29 .................. 19 17,672
2.95%, 06/01/41 .................. 24 21,697
561,103
Communications Equipment — 0.1%
Motorola Solutions, Inc.
4.60%, 05/23/29 .................. 162 168,461
2.75%, 05/24/31 .................. 130 117,622
5.50%, 09/01/44 .................. 65 71,473
357,556

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Consumer Finance — 0.2%
American Express Co., 2.55%, 03/04/27 .... USD 149 $ 144,876
Capital One Financial Corp.
3.90%, 01/29/24 .................. 43 43,671
(SOFR + 1.79%), 3.27%, 03/01/30
(a)
.... 185 178,628
General Motors Financial Co., Inc.
3.55%, 07/08/22 .................. 163 163,830
3.70%, 05/09/23 .................. 16 16,160
1.70%, 08/18/23 .................. 69 68,256
5.10%, 01/17/24 .................. 34 35,151
3.50%, 11/07/24 .................. 21 21,041
2.75%, 06/20/25 .................. 166 161,229
2.40%, 10/15/28 .................. 175 156,608
2.70%, 06/10/31 .................. 11 9,686
Synchrony Financial
4.50%, 07/23/25 .................. 2 2,040
3.70%, 08/04/26 .................. 22 21,871
1,023,047
Containers & Packaging — 0.0%
Packaging Corp. of America, 3.05%, 10/01/51 19 16,265
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
4.35%, 03/01/29 .................. 173 183,072
4.30%, 02/15/30 .................. 147 155,317
2.55%, 12/01/33 .................. 82 72,852
5.38%, 10/15/41 .................. 34 38,886
5.15%, 03/15/42 .................. 16 17,980
4.90%, 06/15/42
(c)
................. 20 21,579
4.50%, 03/09/48 .................. 118 123,933
5.15%, 02/15/50 .................. 131 149,289
3.50%, 09/15/53 .................. 60 52,647
5.70%, 03/01/57 .................. 47 57,535
3.80%, 12/01/57 .................. 95 86,672
3.65%, 09/15/59 .................. 157 137,678
Level 3 Financing, Inc., 4.63%, 09/15/27
(b)
... 6 5,648
Verizon Communications, Inc.
4.13%, 03/16/27 .................. 96 99,786
2.10%, 03/22/28 .................. 53 49,400
4.33%, 09/21/28 .................. 115 121,311
4.02%, 12/03/29 .................. 135 140,110
3.15%, 03/22/30 .................. 53 52,124
1.50%, 09/18/30 .................. 209 181,494
1.68%, 10/30/30 .................. 86 74,986
1.75%, 01/20/31 .................. 167 145,602
2.55%, 03/21/31 .................. 27 25,084
2.36%, 03/15/32
(b)
................. 76 68,644
2.65%, 11/20/40 .................. 347 295,178
2.85%, 09/03/41 .................. 50 44,013
3.55%, 03/22/51 .................. 61 57,322
3.00%, 11/20/60 .................. 31 25,280
3.70%, 03/22/61 .................. 105 97,259
2,580,681
Electric Utilities — 0.3%
American Transmission Systems, Inc., 2.65%,
01/15/32
(b)
..................... 76 70,239
Baltimore Gas & Electric Co.
2.25%, 06/15/31 .................. 18 16,383
3.50%, 08/15/46 .................. 50 48,315
3.75%, 08/15/47 .................. 30 29,544
3.20%, 09/15/49 .................. 51 45,977
Commonwealth Edison Co., Series 133, 3.85%,
03/15/52 ...................... 31 32,046
Edison International, 3.13%, 11/15/22 ..... 1 1,005
Exelon Corp.
2.75%, 03/15/27
(b)
................. 19 18,513
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.10%, 06/15/45 .................. USD 10 $ 11,113
4.70%, 04/15/50 .................. 32 35,193
4.10%, 03/15/52
(b)
................. 7 7,110
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
................ 14 14,126
NRG Energy, Inc.
(b)
2.45%, 12/02/27 .................. 104 95,920
4.45%, 06/15/29 .................. 66 66,027
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28 .................. 32 32,913
5.30%, 06/01/42 .................. 6 7,219
3.80%, 06/01/49 .................. 98 99,961
2.70%, 11/15/51
(b)
................. 3 2,567
PECO Energy Co.
3.90%, 03/01/48 .................. 18 18,554
3.05%, 03/15/51 .................. 61 54,953
Public Service Electric & Gas Co.
3.65%, 09/01/28 .................. 80 81,227
2.05%, 08/01/50 .................. 31 22,979
Southern California Edison Co.
Series E, 3.70%, 08/01/25 ........... 26 26,432
Series 20C, 1.20%, 02/01/26 ......... 60 55,178
Series A, 4.20%, 03/01/29 ........... 33 34,138
2.25%, 06/01/30 .................. 103 93,114
Trans-Allegheny Interstate Line Co., 3.85%,
06/01/25
(b)
..................... 190 191,294
Vistra Operations Co. LLC
(b)
3.70%, 01/30/27 .................. 40 38,391
4.30%, 07/15/29 .................. 128 123,550
1,373,981
Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 4.38%, 11/15/57 .......... 22 22,234
Tyco Electronics Group SA, 3.45%, 08/01/24 . 15 15,147
37,381
Entertainment — 0.1%
Electronic Arts, Inc., 1.85%, 02/15/31 ...... 122 107,148
Magallanes, Inc., 3.43%, 03/15/24
(b)
...... 126 126,691
Walt Disney Co. (The), 4.70%, 03/23/50 .... 127 147,286
381,125
Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 2.95%,
03/15/34 ...................... 24 22,579
American Tower Corp.
5.00%, 02/15/24 .................. 15 15,515
2.95%, 01/15/25 .................. 8 7,909
1.60%, 04/15/26 .................. 26 24,098
3.95%, 03/15/29 .................. 38 38,051
3.80%, 08/15/29 .................. 47 46,771
2.10%, 06/15/30 .................. 153 133,433
2.30%, 09/15/31 .................. 62 54,140
Crown Castle International Corp.
3.70%, 06/15/26 .................. 50 50,317
1.05%, 07/15/26 .................. 28 25,296
2.90%, 03/15/27 .................. 8 7,734
3.10%, 11/15/29 .................. 171 162,026
3.30%, 07/01/30 .................. 61 58,336
2.25%, 01/15/31 .................. 28 24,679
2.50%, 07/15/31 .................. 88 78,500
5.20%, 02/15/49 .................. 18 20,059
Duke Realty LP
1.75%, 07/01/30 .................. 23 20,115
1.75%, 02/01/31 .................. 117 101,478
Equinix , Inc.
1.00%, 09/15/25 .................. 151 138,757

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
3.20%, 11/18/29 .................. USD 200 $ 191,399
2.50%, 05/15/31 .................. 40 35,873
GLP Capital LP
3.35%, 09/01/24 .................. 30 29,815
5.38%, 04/15/26 .................. 30 31,348
5.75%, 06/01/28 .................. 36 38,746
4.00%, 01/15/30 .................. 45 43,677
4.00%, 01/15/31 .................. 79 76,621
3.25%, 01/15/32 .................. 242 219,566
Invitation Homes Operating Partnership LP,
2.30%, 11/15/28 ................. 41 37,090
MGM Growth Properties Operating Partnership
LP
5.63%, 05/01/24 .................. 62 63,828
4.50%, 09/01/26 .................. 18 18,090
5.75%, 02/01/27 .................. 30 31,687
National Retail Properties, Inc.
3.50%, 04/15/51 .................. 52 45,737
3.00%, 04/15/52 .................. 39 31,273
Prologis LP, 3.00%, 04/15/50 ........... 19 16,897
Realty Income Corp.
3.00%, 01/15/27 .................. 5 4,923
3.25%, 01/15/31 .................. 40 39,280
RHP Hotel Properties LP, 4.75%, 10/15/27 .. 26 25,020
2,010,663
Food Products — 0.0%
(b)
Darling Ingredients, Inc., 5.25%, 04/15/27 ... 15 15,300
Post Holdings, Inc.
5.63%, 01/15/28 .................. 29 28,465
5.50%, 12/15/29 .................. 22 21,168
64,933
Gas Utilities — 0.0%
Atmos Energy Corp., 4.13%, 03/15/49 ..... 24 25,272
ONE Gas, Inc., 2.00%, 05/15/30 ......... 20 17,893
43,165
Health Care Equipment & Supplies — 0.0%
Boston Scientific Corp., 2.65%, 06/01/30 ... 47 44,101
Health Care Providers & Services — 0.5%
Aetna, Inc.
6.63%, 06/15/36 .................. 22 27,707
4.50%, 05/15/42 .................. 22 22,900
Anthem, Inc.
4.10%, 03/01/28 .................. 53 54,981
4.38%, 12/01/47 .................. 25 26,771
4.55%, 03/01/48 .................. 45 49,761
Cigna Corp.
3.25%, 04/15/25 .................. 50 50,266
3.40%, 03/01/27 .................. 130 131,202
4.38%, 10/15/28 .................. 200 210,384
CVS Health Corp.
3.75%, 04/01/30 .................. 180 183,148
5.13%, 07/20/45 .................. 140 158,034
5.05%, 03/25/48 .................. 15 16,987
HCA, Inc.
4.75%, 05/01/23 .................. 91 93,272
5.00%, 03/15/24 .................. 208 215,605
5.25%, 04/15/25 .................. 324 341,111
3.63%, 03/15/32
(b)
................. 231 226,369
4.63%, 03/15/52
(b)
................. 176 177,368
Humana, Inc.
4.50%, 04/01/25 .................. 16 16,567
4.88%, 04/01/30 .................. 57 61,424
Select Medical Corp., 6.25%, 08/15/26
(b)
.... 17 17,599
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Tenet Healthcare Corp.
(b)
4.88%, 01/01/26 .................. USD 57 $ 57,499
6.25%, 02/01/27 .................. 86 88,287
5.13%, 11/01/27 .................. 10 10,047
4.38%, 01/15/30 .................. 41 39,357
UnitedHealth Group, Inc.
3.50%, 08/15/39 .................. 113 112,093
4.75%, 07/15/45 .................. 30 34,810
4.20%, 01/15/47 .................. 24 25,931
4.25%, 06/15/48 .................. 18 19,688
4.45%, 12/15/48 .................. 21 23,660
2,492,828
Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 3.88%, 01/15/28
(b)
...... 7 6,633
Caesars Entertainment, Inc., 4.63%, 10/15/29
(b)
12 11,220
Cedar Fair LP
5.50%, 05/01/25
(b)
................. 18 18,484
5.38%, 04/15/27 .................. 28 27,720
5.25%, 07/15/29 .................. 28 27,581
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 .................. 36 36,408
4.75%, 01/15/28 .................. 18 17,460
Expedia Group, Inc., 6.25%, 05/01/25
(b)
.... 23 24,590
Marriott International, Inc., Series FF, 4.63%,
06/15/30 ...................... 21 21,749
MGM Resorts International
5.75%, 06/15/25 .................. 4 4,100
4.63%, 09/01/26 .................. 3 2,955
5.50%, 04/15/27 .................. 4 4,040
Wynn Las Vegas LLC
(b)
5.50%, 03/01/25 .................. 65 65,001
5.25%, 05/15/27 .................. 31 29,993
Wynn Resorts Finance LLC, 5.13%, 10/01/29
(b)
27 25,414
323,348
Household Durables — 0.0%
Brookfield Residential Properties, Inc., 6.25%,
09/15/27
(b)
..................... 35 34,267
Industrial Conglomerates — 0.1%
GE Capital Funding LLC, 4.55%, 05/15/32 .. 260 279,208
Roper Technologies, Inc., 1.75%, 02/15/31 .. 26 22,461
301,669
Insurance — 0.1%
Ambac Assurance Corp., 5.10%
(b)(i)
....... 5 5,463
Aon Corp.
4.50%, 12/15/28 .................. 122 127,805
3.75%, 05/02/29 .................. 74 75,664
2.80%, 05/15/30 .................. 52 49,533
Aon plc, 4.25%, 12/12/42 ............. 9 8,958
Berkshire Hathaway Finance Corp., 3.85%,
03/15/52 ...................... 28 28,632
Marsh & McLennan Cos., Inc.
4.38%, 03/15/29 .................. 46 48,610
2.25%, 11/15/30 .................. 171 156,095
Trinity Acquisition plc, 4.40%, 03/15/26 ..... 20 20,661
Willis North America, Inc., 3.60%, 05/15/24 .. 67 67,386
588,807
Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
1.65%, 05/12/28 .................. 170 158,098
3.88%, 08/22/37 .................. 23 24,344
4.05%, 08/22/47 .................. 30 32,634
eBay, Inc., 1.40%, 05/10/26 ........... 87 80,992
296,068

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
IT Services — 0.2%
Fidelity National Information Services, Inc.
1.15%, 03/01/26 .................. USD 109 $ 100,036
1.65%, 03/01/28 .................. 58 51,896
3.10%, 03/01/41 .................. 20 17,304
Fiserv, Inc.
3.50%, 07/01/29 .................. 216 212,607
2.65%, 06/01/30 .................. 41 37,841
Global Payments, Inc.
4.80%, 04/01/26 .................. 145 152,217
2.15%, 01/15/27 .................. 93 87,288
3.20%, 08/15/29 .................. 115 109,251
2.90%, 05/15/30 .................. 139 128,289
International Business Machines Corp.
5.88%, 11/29/32 .................. 22 26,416
4.00%, 06/20/42 .................. 2 2,047
PayPal Holdings, Inc.
1.65%, 06/01/25 .................. 48 46,152
2.65%, 10/01/26 .................. 14 13,776
985,120
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.
3.05%, 09/22/26 .................. 115 114,195
2.10%, 06/04/30 .................. 97 87,062
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
................ 3 2,933
Thermo Fisher Scientific, Inc., 2.80%, 10/15/41 27 24,182
228,372
Machinery — 0.1%
CNH Industrial Capital LLC, 4.20%, 01/15/24 . 220 224,367
Deere & Co., 3.75%, 04/15/50 .......... 17 17,970
Otis Worldwide Corp., 2.57%, 02/15/30 .... 23 21,496
263,833
Media — 0.3%
Charter Communications Operating LLC
2.25%, 01/15/29 .................. 10 8,999
6.48%, 10/23/45 .................. 197 224,261
5.75%, 04/01/48 .................. 172 182,859
6.83%, 10/23/55 .................. 51 60,469
3.85%, 04/01/61 .................. 57 45,826
4.40%, 12/01/61 .................. 61 53,099
3.95%, 06/30/62 .................. 116 93,805
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
..................... 37 36,600
Comcast Corp.
2.65%, 02/01/30 .................. 99 95,029
3.75%, 04/01/40 .................. 39 39,258
3.40%, 07/15/46 .................. 34 31,922
3.97%, 11/01/47 .................. 174 176,768
4.00%, 11/01/49 .................. 91 91,779
2.94%, 11/01/56
(b)
................. 26 21,464
Cox Communications, Inc.
(b)
3.15%, 08/15/24 .................. 82 82,134
3.60%, 06/15/51 .................. 72 64,066
iHeartCommunications , Inc.
6.38%, 05/01/26 .................. 22 22,751
5.25%, 08/15/27
(b)
................. 21 20,764
4.75%, 01/15/28
(b)
................. 3 2,865
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/24 .................. 15 15,272
2.40%, 03/01/31 .................. 32 28,913
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 32 32,391
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 .................. 37 36,170
4.63%, 03/15/30 .................. 3 2,824
Security
Par (000)
Par (000) Value
Media (continued)
Paramount Global
4.38%, 03/15/43 .................. USD 27 $ 25,697
5.85%, 09/01/43 .................. 38 43,783
Sirius XM Radio, Inc., 5.50%, 07/01/29
(b)
.... 35 35,525
TEGNA, Inc.
4.63%, 03/15/28 .................. 7 6,963
5.00%, 09/15/29 .................. 8 8,020
1,590,276
Metals & Mining — 0.1%
Anglo American Capital plc, 5.63%, 04/01/30
(b)
200 220,540
Commercial Metals Co., 4.38%, 03/15/32 ... 36 33,435
Glencore Funding LLC
(b)
1.63%, 04/27/26 .................. 112 103,429
2.50%, 09/01/30 .................. 67 59,954
2.85%, 04/27/31 .................. 71 64,836
2.63%, 09/23/31 .................. 76 67,983
3.38%, 09/23/51 .................. 46 38,677
Newmont Corp., 2.25%, 10/01/30 ........ 50 45,697
Steel Dynamics, Inc., 2.80%, 12/15/24 ..... 35 34,622
669,173
Oil, Gas & Consumable Fuels — 0.7%
Boardwalk Pipelines LP, 4.80%, 05/03/29 ... 15 15,513
BP Capital Markets America, Inc.
3.79%, 02/06/24 .................. 55 55,954
3.19%, 04/06/25 .................. 23 23,165
3.00%, 03/17/52 .................. 50 43,072
3.38%, 02/08/61 .................. 30 26,671
Cameron LNG LLC
(b)
3.30%, 01/15/35 .................. 80 75,186
3.40%, 01/15/38 .................. 100 93,137
Cenovus Energy, Inc., 3.75%, 02/15/52 .... 8 7,154
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 .................. 76 80,213
5.13%, 06/30/27 .................. 275 293,130
Chevron USA, Inc., 2.34%, 08/12/50 ...... 20 16,193
Devon Energy Corp.
8.25%, 08/01/23 .................. 20 21,183
5.85%, 12/15/25 .................. 15 16,234
5.88%, 06/15/28 .................. 4 4,235
4.50%, 01/15/30 .................. 18 18,575
4.75%, 05/15/42 .................. 54 57,062
5.00%, 06/15/45 .................. 35 38,105
Enterprise Products Operating LLC
3.13%, 07/31/29 .................. 93 91,323
2.80%, 01/31/30 .................. 91 87,470
3.30%, 02/15/53 .................. 19 16,210
EOG Resources, Inc., 4.15%, 01/15/26 .... 10 10,355
Kinder Morgan Energy Partners LP
7.50%, 11/15/40 .................. 16 20,787
5.00%, 08/15/42 .................. 20 20,473
4.70%, 11/01/42 .................. 29 28,929
Marathon Petroleum Corp., 5.85%, 12/15/45 . 25 27,807
MPLX LP
4.88%, 12/01/24 .................. 65 67,318
2.65%, 08/15/30 .................. 51 46,732
NGPL PipeCo LLC
(b)
4.88%, 08/15/27 .................. 41 42,556
3.25%, 07/15/31 .................. 123 114,838
7.77%, 12/15/37 .................. 31 38,906
Northwest Pipeline LLC, 4.00%, 04/01/27 ... 182 186,647
Ovintiv Exploration, Inc., 5.63%, 07/01/24 ... 98 103,033
Sabine Pass Liquefaction LLC
5.75%, 05/15/24 .................. 314 328,644
5.63%, 03/01/25 .................. 780 824,693

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc., 6.50%, 06/15/38 ..... USD 27 $ 34,035
Sunoco LP, 4.50%, 04/30/30
(b)
.......... 23 21,190
Texas Eastern Transmission LP, 3.50%,
01/15/28
(b)
..................... 103 102,359
TransCanada PipeLines Ltd., 4.63%, 03/01/34 32 34,146
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26 .................. 178 204,051
4.00%, 03/15/28 .................. 131 134,000
4.60%, 03/15/48 .................. 6 6,401
3.95%, 05/15/50 .................. 32 31,117
Williams Cos., Inc. (The), Series A, 7.50%,
01/15/31 ...................... 20 24,852
3,533,654
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
1.75%, 09/30/25
(b)
................. 22 20,873
0.95%, 05/15/26
(b)
................. 10 9,124
7.75%, 11/15/29 .................. 20 25,657
55,654
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc.
(b)
9.25%, 04/01/26 .................. 40 40,966
8.50%, 01/31/27 .................. 47 46,872
Bausch Health Cos., Inc.
(b)
9.00%, 12/15/25 .................. 40 41,443
5.75%, 08/15/27 .................. 9 8,868
7.00%, 01/15/28 .................. 21 18,801
7.25%, 05/30/29 .................. 21 17,912
Merck & Co., Inc.
2.45%, 06/24/50 .................. 30 24,940
2.75%, 12/10/51 .................. 19 16,550
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 .................. 200 216,874
2.05%, 03/31/30 .................. 200 180,527
613,753
Road & Rail — 0.2%
CSX Corp.
2.40%, 02/15/30 .................. 69 65,590
4.10%, 03/15/44 .................. 18 18,547
4.30%, 03/01/48 .................. 89 95,614
Norfolk Southern Corp.
2.90%, 06/15/26 .................. 42 41,479
3.00%, 03/15/32 .................. 114 111,092
4.80%, 08/15/43 .................. 20 21,035
3.05%, 05/15/50 .................. 113 100,655
Penske Truck Leasing Co. LP
(b)
4.25%, 01/17/23 .................. 40 40,590
2.70%, 03/14/23 .................. 50 50,223
2.70%, 11/01/24 .................. 15 14,772
3.95%, 03/10/25 .................. 14 14,151
1.20%, 11/15/25 .................. 182 167,041
1.70%, 06/15/26 .................. 16 14,846
Ryder System, Inc., 4.63%, 06/01/25 ...... 195 201,858
Union Pacific Corp.
3.25%, 08/15/25 .................. 21 21,097
2.75%, 03/01/26 .................. 35 34,776
3.20%, 05/20/41 .................. 29 27,366
2.95%, 03/10/52 .................. 10 8,851
3.84%, 03/20/60 .................. 82 82,285
2.97%, 09/16/62 .................. 28 23,694
3.75%, 02/05/70 .................. 20 19,473
1,175,035
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc., 2.80%, 10/01/41 ..... USD 41 $ 36,787
Applied Materials, Inc., 4.35%, 04/01/47 .... 37 41,728
Broadcom Corp., 3.88%, 01/15/27 ....... 129 129,862
Broadcom, Inc.
4.75%, 04/15/29 .................. 95 99,820
5.00%, 04/15/30 .................. 136 144,567
4.15%, 11/15/30 .................. 114 115,538
3.42%, 04/15/33
(b)
................. 115 107,332
3.47%, 04/15/34
(b)
................. 55 50,937
Intel Corp.
4.10%, 05/19/46 .................. 48 51,088
3.73%, 12/08/47 .................. 84 83,896
3.20%, 08/12/61 .................. 3 2,653
KLA Corp.
4.10%, 03/15/29 .................. 111 116,497
3.30%, 03/01/50 .................. 135 127,159
Lam Research Corp.
3.75%, 03/15/26 .................. 56 57,543
2.88%, 06/15/50 .................. 124 109,684
NVIDIA Corp.
3.20%, 09/16/26 .................. 12 12,200
3.50%, 04/01/50 .................. 50 50,530
NXP BV
(b)
3.88%, 06/18/26 .................. 25 25,083
4.30%, 06/18/29 .................. 172 177,246
3.40%, 05/01/30 .................. 70 67,953
2.50%, 05/11/31 .................. 189 169,269
3.25%, 11/30/51 .................. 39 32,669
QUALCOMM, Inc., 4.30%, 05/20/47 ...... 108 121,531
1,931,572
Software — 0.3%
Autodesk, Inc.
3.50%, 06/15/27 .................. 81 81,418
2.40%, 12/15/31 .................. 54 48,146
Citrix Systems, Inc., 3.30%, 03/01/30 ...... 51 50,445
Microsoft Corp., 2.92%, 03/17/52 ........ 77 72,256
Oracle Corp.
4.30%, 07/08/34 .................. 67 66,119
3.90%, 05/15/35 .................. 60 56,423
3.85%, 07/15/36 .................. 105 96,648
6.13%, 07/08/39 .................. 59 67,322
3.60%, 04/01/40 .................. 108 93,688
3.65%, 03/25/41 .................. 189 165,079
4.13%, 05/15/45 .................. 100 89,802
4.00%, 07/15/46 .................. 258 228,934
3.60%, 04/01/50 .................. 60 49,762
salesforce.com, Inc., 3.05%, 07/15/61 ..... 10 8,772
VMware, Inc.
1.80%, 08/15/28 .................. 34 30,155
4.70%, 05/15/30 .................. 72 76,147
2.20%, 08/15/31 .................. 53 46,663
1,327,779
Specialty Retail — 0.0%
Home Depot, Inc. (The)
1.38%, 03/15/31 .................. 31 26,680
4.50%, 12/06/48 .................. 17 19,099
Lowe's Cos., Inc.
3.65%, 04/05/29 .................. 93 94,507
2.63%, 04/01/31 .................. 15 14,060
2.80%, 09/15/41 .................. 31 26,551
180,897
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
2.55%, 08/20/60 .................. 64 52,449

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals (continued)
2.80%, 02/08/61 .................. USD 59 $ 50,729
Dell International LLC
4.90%, 10/01/26 .................. 69 72,374
8.35%, 07/15/46 .................. 6 8,768
3.45%, 12/15/51
(b)
................. 49 39,807
HP, Inc., 2.65%, 06/17/31 ............. 25 22,368
Seagate HDD Cayman, 4.09%, 06/01/29 ... 32 31,042
Western Digital Corp., 2.85%, 02/01/29 .... 17 15,531
293,068
Thrifts & Mortgage Finance — 0.0%
BPCE SA, 2.70%, 10/01/29
(b)
........... 274 260,196
Trading Companies & Distributors — 0.0%
Air Lease Corp., 1.88%, 08/15/26 ........ 108 99,491
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 35 35,490
134,981
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc.
(b)
3.80%, 03/15/32 .................. 140 138,916
4.55%, 03/15/52 .................. 125 124,270
T-Mobile USA, Inc.
3.75%, 04/15/27 .................. 164 164,959
3.88%, 04/15/30 .................. 370 371,420
2.70%, 03/15/32
(b)
................. 39 35,478
3.40%, 10/15/52
(b)
................. 20 17,009
852,052
Total Corporate Bonds — 8.9%
(Cost: $48,315,742) ............................... 45,007,687
Floating Rate Loan Interests
Consumer Finance — 0.0%
Credito Real SAB de CV SOFOM ER, Term
Loan A, (LIBOR USD 3 Month + 3.75%),
4.23%
,
 02/21/23
(a)(e)
................ 7 1,400
Total Floating Rate Loan Interests — 0.0%
(Cost: $7,000) .................................. 1,400
Foreign Government Obligations
Hungary — 0.0%
Hungary Government Bond, 5.38%
,
03/25/24 . 140 146,720
Indonesia — 0.1%
Republic of Indonesia, 2.85%
,
02/14/30 ..... 200 196,413
Mexico — 0.1%
United Mexican States
2.66%, 05/24/31 .................. 491 447,301
4.40%, 02/12/52 .................. 200 184,100
631,401
Panama — 0.1%
Republic of Panama, 4.50%
,
04/01/56 ...... 200 196,412
Peru — 0.0%
Republic of Peru
4.13%, 08/25/27 .................. 77 80,022
3.55%, 03/10/51 .................. 88 82,104
162,126
Philippines — 0.0%
Republic of Philippines, 3.20%
,
07/06/46 .... 200 179,772
Uruguay — 0.0%
Oriental Republic of Uruguay
4.38%, 10/27/27 .................. 52 55,262
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.10%, 06/18/50 .................. USD 58 $ 68,858
124,120
Total Foreign Government Obligations — 0.3%
(Cost: $1,774,900) ............................... 1,636,964
Municipal Bonds
California - 0.1%
Bay Area Toll Authority, Series 2010S-1, RB,
7.04%, 04/01/50 .................. 55 84,336
Los Angeles Community College District, Series
2010E, GO, 6.60%, 08/01/42 .......... 50 70,687
Los Angeles Unified School District, Series
2010I, GO, 6.76%, 07/01/34 .......... 70 88,816
State of California, Series 2018, GO,
4.60%, 04/01/38 .................. 165 175,841
University of California, Series 2012AD, RB,
4.86%, 05/15/12 .................. 58 64,996
484,676
Georgia - 0.0%
Municipal Electric Authority of Georgia, Series
2010A, RB, 6.64%, 04/01/57 .......... 53 70,748
Illinois - 0.1%
State of Illinois, Series 2003, GO,
5.10%, 06/01/33 .................. 210 223,084
New Jersey - 0.0%
New Jersey Turnpike Authority, Series 2009F,
RB, 7.41%, 01/01/40 ............... 79 115,509
New York - 0.0%
New York City Municipal Water Finance
Authority, Series 2011CC, RB,
5.88%, 06/15/44 .................. 60 79,555
Port Authority of New York & New Jersey,
Series 2014-181, RB, 4.96%, 08/01/46 ... 15 17,661
97,216
Ohio - 0.0%
American Municipal Power, Inc., Series 2010B,
RB, 8.08%, 02/15/50 ............... 35 57,801
Texas - 0.0%
City of San Antonio Electric & Gas Systems,
Series 2010A, RB, 5.81%, 02/01/41 ..... 55 69,903
State of Texas, Series 2009A, GO,
5.52%, 04/01/39 .................. 60 76,016
145,919
Total Municipal Bonds — 0.2%
(Cost: $1,163,311) ............................... 1,194,953
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.3%
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR USD 1
Month + 0.35%), 0.81%, 06/25/35
(a)
... 42 36,491
Series 2005-72, Class A3, (LIBOR USD 1
Month + 0.60%), 1.06%, 01/25/36
(a)
... 14 12,445
Series 2006-11CB, Class 3A1, 6.50%,
05/25/36 ..................... 20 12,813
Series 2006-OA21, Class A1, (LIBOR USD 1
Month + 0.19%), 0.64%, 03/20/47
(a)
... 570 482,719
Series 2006-OC10, Class 2A3, (LIBOR USD
1 Month + 0.46%), 0.92%, 11/25/36
(a)
.. 23 22,218

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA3, Class 1A1, (LIBOR USD 1
Month + 0.28%), 0.74%, 04/25/47
(a)
... USD 25 $ 22,067
Series 2007-OA3, Class 2A2, (LIBOR USD 1
Month + 0.36%), 0.82%, 04/25/47
(a)
... 4 49
Series 2007-OA8, Class 2A1, (LIBOR USD 1
Month + 0.36%), 0.82%, 06/25/47
(a)
... 16 12,685
Series 2007-OH2, Class A2A, (LIBOR USD
1 Month + 0.48%), 0.94%, 08/25/47
(a)
.. 7 7,034
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
0.94%), 1.08%, 10/25/46
(a)
........... 48 38,732
APS Resecuritization Trust
(a)(b)
Series 2016-1, Class 1MZ, 3.49%, 07/31/57 135 53,988
Series 2016-3, Class 3A, (LIBOR USD 1
Month + 2.85%), 3.31%, 09/27/46 .... 37 37,028
Banc of America Funding Trust
(a)(b)
Series 2014-R2, Class 1C, 0.00%, 11/26/36 54 15,586
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ..................... 118 115,906
Bear Stearns Mortgage Funding Trust, Series
2006-SL1, Class A1, (LIBOR USD 1 Month +
0.28%), 0.74%, 08/25/36
(a)
........... 18 17,456
Chase Mortgage Finance Trust, Series 2007-
S6, Class 1A1, 6.00%, 12/25/37 ........ 277 156,901
CHL Mortgage Pass-Through Trust
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT + 0.96%), 1.10%,
04/25/46
(a)
.................... 54 20,163
Series 2007-15, Class 2A2, 6.50%, 09/25/37 77 39,544
Citicorp Mortgage Securities Trust, Series 2008-
2, Class 1A1, 6.50%, 06/25/38 ......... 26 22,175
Credit Suisse Mortgage Capital Certificates,
Series 2009-12R, Class 3A1, 6.50%,
10/27/37
(b)
...................... 109 55,583
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class 10A1,
(LIBOR USD 1 Month + 1.35%), 1.81%,
11/25/35
(a)
...................... 19 3,391
CSMC Mortgage-Backed Trust, Series 2007-5,
Class 1A11, 7.00%, 08/25/37
(a)
......... 24 16,580
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class A2A, (LIBOR USD
1 Month + 0.17%), 0.63%, 08/25/47
(a)
.... 89 98,354
Deutsche Alt-A Securities, Inc., Series 2007-
RS1, Class A2, (LIBOR USD 1 Month +
0.50%), 0.71%, 01/27/37
(a)(b)
.......... —
(d)
260
GreenPoint Mortgage Funding Trust, Series
2006-AR2, Class 4A1, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT +
2.00%), 2.14%, 03/25/36
(a)
........... 6 6,224
GSR Mortgage Loan Trust, Series 2007-1F,
Class 2A4, 5.50%, 01/25/37 .......... 1 1,698
IndyMac INDX Mortgage Loan Trust, Series
2007-AR19, Class 3A1, 2.97%, 09/25/37
(a)
. 30 22,764
JPMorgan Alternative Loan Trust, Series 2007-
A1, Class 1A4, (LIBOR USD 1 Month +
0.42%), 0.88%, 03/25/37
(a)
........... 36 37,057
New Residential Mortgage Loan Trust, Series
2019-2A, Class A1, 4.25%, 12/25/57
(a)(b)
.. 43 43,514
Nomura Asset Acceptance Corp. Alternative
Loan Trust, Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 0.88%, 06/25/37
(a)
5 4,186
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Structured Adjustable Rate Mortgage Loan
Trust, Series 2006-3, Class 4A, 3.02%,
04/25/36
(a)
...................... USD 8 $ 5,727
Structured Asset Mortgage Investments II Trust,
Series 2006-AR4, Class 3A1, (LIBOR USD 1
Month + 0.38%), 0.84%, 06/25/36
(a)
..... 12 10,918
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-4, Class 1A1, 6.00%, 04/25/36 41 40,238
Series 2006-4, Class 3A5, 6.85%, 05/25/36
(c)
47 44,641
1,517,135
Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
280 Park Avenue Mortgage Trust, Series
2017-280P, Class E, (LIBOR USD 1 Month +
2.12%), 2.43%, 09/15/34 ............. 100 98,656
Bayview Commercial Asset Trust
Series 2005-4A, Class A1, (LIBOR USD 1
Month + 0.45%), 0.91%, 01/25/36 .... 17 16,098
Series 2005-4A, Class M1, (LIBOR USD 1
Month + 0.68%), 1.13%, 01/25/36 .... 13 11,791
Series 2006-1A, Class A2, (LIBOR USD 1
Month + 0.54%), 1.00%, 04/25/36 .... 8 7,178
Series 2006-3A, Class A1, (LIBOR USD 1
Month + 0.25%), 0.71%, 10/25/36 .... 10 9,230
Series 2006-3A, Class A2, (LIBOR USD 1
Month + 0.30%), 0.76%, 10/25/36 .... 10 9,246
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-1A, Class 1A,
(LIBOR USD 1 Month + 0.25%), 0.71%,
03/25/37 ....................... 5 4,508
156,707
Interest Only Commercial Mortgage-Backed Securities — 0.0%
One Market Plaza Trust, Series 2017-1MKT,
Class XCP, 0.00%, 02/10/32
(a)(b)
........ 1,000 30
Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series
2017-3, Class B, 0.00%, 07/25/56
(b)(k)
.... 38 11,119
Total Non-Agency Mortgage-Backed Securities — 0.3%
(Cost: $1,676,393) ............................... 1,684,991
Beneficial Interest
(000)
Other Interests
(l)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(e)(f)(j)
....... 490 —
Total Other Interests — 0.0%
(Cost: $0) ..................................... —
Par (000)
Pa r (000)
Capital Trusts
(a)(i)
Banks — 0.1%
Bank of America Corp., Series FF, (LIBOR USD
3 Month + 2.93%), 5.87% ............ 95 95,931
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ....................... 38 36,480

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%),
3.88% ....................... USD 221 $ 208,293
340,704
Capital Markets — 0.1%
Bank of New York Mellon Corp. (The)
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ....................... 15 14,250
Series F, (LIBOR USD 3 Month + 3.13%),
4.62% ....................... 97 95,545
Charles Schwab Corp. (The)
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ....................... 40 38,300
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year + 3.08%),
4.00% ....................... 120 107,774
State Street Corp.
Series F, (LIBOR USD 3 Month + 3.60%),
4.42% ....................... 30 29,991
Series H, (LIBOR USD 3 Month + 2.54%),
5.63% ....................... 140 138,320
424,180
Total Capital Trusts — 0.2%
(Cost: $805,052) ................................. 764,884
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 13.2%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/29 - 04/01/31 ........... 200 197,792
3.00%, 09/01/27 - 12/01/46 ........... 319 319,675
3.50%, 04/01/31 - 01/01/48 ........... 488 500,263
4.00%, 08/01/40 - 12/01/45 ........... 74 76,658
4.50%, 02/01/39 - 04/01/49 ........... 579 611,641
5.00%, 10/01/41 - 11/01/48 ........... 111 119,750
5.50%, 06/01/41 .................. 51 56,635
6.00%, 01/01/34 .................. 35 37,058
Federal National Mortgage Association,
4.00%, 01/01/41 .................. 5 5,585
Government National Mortgage Association
2.00%, 08/20/50 - 11/20/50 ........... 779 744,516
2.00%, 04/15/52
(m)
................. 2,163 2,057,744
2.50%, 10/20/51 - 12/20/51 ........... 1,358 1,318,530
2.50%, 04/15/52
(m)
................. 1,604 1,555,692
3.00%, 02/15/45 - 01/20/51 ........... 701 695,845
3.00%, 04/15/52
(m)
................. 1,445 1,428,470
3.50%, 01/15/42 - 10/20/46 ........... 1,217 1,241,586
3.50%, 04/15/52
(m)
................. 361 362,974
4.00%, 04/20/39 - 12/20/47 ........... 248 258,367
4.00%, 04/15/52
(m)
................. 562 573,064
4.50%, 12/20/39 - 04/20/50 ........... 345 366,466
4.50%, 04/15/52
(m)
................. 47 48,586
5.00%, 12/15/38 - 07/20/42 ........... 69 75,481
7.50%, 03/15/32 .................. 1 1,640
Uniform Mortgage-Backed Securities
1.50%, 04/25/37 - 04/25/52
(m)
.......... 3,472 3,193,465
2.00%, 10/01/31 - 02/01/52 ........... 4,125 3,847,315
2.00%, 04/25/37 - 04/25/52
(m)
.......... 10,475 9,829,994
2.50%, 09/01/27 - 02/01/52 ........... 3,714 3,590,330
2.50%, 04/25/37 - 04/25/52
(m)
.......... 4,850 4,638,657
3.00%, 04/01/29 - 03/01/52 ........... 2,387 2,380,158
3.00%, 04/25/37 - 04/25/52
(m)
.......... 3,580 3,502,579
3.50%, 08/01/30 - 01/01/51 ........... 3,174 3,203,149
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50%, 04/25/37 - 04/25/52
(m)
.......... USD 1,171 $ 1,174,128
4.00%, 10/01/33 - 01/01/51 ........... 1,550 1,614,907
4.00%, 04/25/52 - 05/25/52
(m)
.......... 11,552 11,785,325
4.50%, 02/01/25 - 04/01/50 ........... 2,756 2,908,520
4.50%, 04/25/52
(m)
................. 1,079 1,118,114
5.00%, 09/01/35 - 05/01/49 ........... 209 223,878
5.50%, 02/01/35 - 04/01/41 ........... 344 377,325
6.00%, 12/01/27 - 06/01/41 ........... 193 214,178
6.50%, 05/01/40 .................. 54 59,091
Total U.S. Government Sponsored Agency Securities — 13.2%
(Cost: $67,965,806) ............................... 66,315,131
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25%, 05/15/39 .................. 66 82,647
4.50%, 08/15/39 .................. 82 105,841
4.38%, 11/15/39 .................. 82 104,239
1.13%, 05/15/40 - 08/15/40 ........... 694 545,454
1.38%, 11/15/40 .................. 347 283,686
3.13%, 02/15/43 .................. 332 357,315
2.88%, 05/15/43 - 11/15/46 ........... 597 622,310
3.63%, 08/15/43 .................. 332 385,172
3.75%, 11/15/43 .................. 332 392,668
2.50%, 02/15/45 .................. 593 577,573
2.75%, 11/15/47 .................. 593 615,284
3.00%, 02/15/48
(n)
................. 885 964,200
2.25%, 08/15/49
(n)
................. 1,105 1,050,700
2.38%, 11/15/49 .................. 177 173,142
1.63%, 11/15/50 .................. 3 2,458
2.25%, 02/15/52 .................. 561 538,034
U.S. Treasury Notes
1.75%, 04/30/22 - 11/15/29 ........... 5,089 4,998,464
1.50%, 09/15/22 - 02/15/30 ........... 3,207 3,133,736
2.13%, 12/31/22 - 05/15/25 ........... 1,937 1,927,313
0.50%, 03/15/23 - 05/31/27 ........... 464 447,306
0.13%, 03/31/23 - 05/31/23 ........... 2,730 2,681,159
0.25%, 04/15/23 - 10/31/25 ........... 2,016 1,911,457
2.75%, 05/31/23 .................. 623 629,035
0.88%, 01/31/24 .................. 159 154,950
1.38%, 01/31/25 - 11/15/31 ........... 44 42,490
2.00%, 02/15/25 .................. 782 771,003
0.38%, 04/30/25 - 12/31/25 ........... 2,793 2,585,659
0.75%, 05/31/26 .................. 370 344,129
1.63%, 11/30/26 - 05/15/31 ........... 667 633,474
1.88%, 02/28/27 - 02/15/32 ........... 440 425,052
2.25%, 08/15/27 .................. 798 789,397
1.25%, 03/31/28 - 09/30/28 ........... 1,047 975,907
2.88%, 08/15/28 .................. 188 192,634
3.13%, 11/15/28 .................. 363 377,960
2.63%, 02/15/29 .................. 63 63,758
2.38%, 05/15/29 .................. 63 62,818
1.13%, 02/15/31 .................. 179 161,624
Total U.S. Treasury Obligations — 6.0%
(Cost: $30,628,544) ............................... 30,110,048
Total Long-Term Investments — 89.1%
(Cost: $425,541,317) .............................. 449,427,628

BlackRock Balanced Capital Portfolio

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2022
Security
Shares
Shares Value
Short-Term Securities
(o)(p)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.21% .................... 93,316,709 $ 93,316,709
SL Liquidity Series, LLC, Money Market Series,
0.42%
(q)
........................ 15,408,379 15,403,757
Total Short-Term Securities — 21.6%
(Cost: $108,718,281) .............................. 108,720,466
Total Investments Before TBA Sale Commitments — 110.7%
(Cost: $534,259,598 ) .............................. 558,148,094
Par (000)
Pa r (000)
TBA Sale Commitments
(m)
Mortgage-Backed Securities — (2.8)%
Government National Mortgage Association
2.50% ,  04/15/52 .................. USD (104) (100,868)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% ,  04/15/52 .................. USD (68) $ (69,339)
Uniform Mortgage-Backed Securities
1.50% ,  04/25/52 .................. (67) (59,527)
3.00% ,  04/25/52 .................. (623) (609,794)
3.50% ,  04/25/52 .................. (1,332) (1,334,232)
4.00% ,  04/25/52 - 05/25/52 ........... (10,854) (11,072,929)
4.50% ,  04/25/52 .................. (1,079) (1,118,114)
Total TBA Sale Commitments — (2.8)%
(Proceeds: $(14,594,078)) .......................... (14,364,803)
Total Investments Net of TBA Sale Commitments — 107.9%
(Cost: $519,665,520 ) .............................. 543,783,291
Liabilities in Excess of Other Assets — (7.9)% ............. (39,648,800)
Net Assets — 100.0% ............................... $ 504,134,491
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Rounds to less than 1,000.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Non-income producing security.
(g)
All or a portion of this security is on loan.
(h)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Perpetual security with no stated maturity date.
(j)
Issuer filed for bankruptcy and/or is in default.
(k)
Zero-coupon bond.
(l)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(m)
Represents or includes a TBA transaction.
(n)
All or a portion of the security has been pledged in connection with outstanding futures contracts.
(o)
Affiliate of the Fund.
(p)
Annualized 7-day yield as of period end.
(q)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/22
Shares
Held at
03/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 46,127,397 $ 47,189,312 $ — $ — $ — $ 93,316,709 93,316,709 $ 648 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 8,980,617 6,429,881 — (8,927) 2,18 6 15,403,757 15,408,379 8,528
(b)
—
BlackRock Allocation Target
Shares- BATS Series A
(c)
.... 31,424,619 — (30,479,991) (1,059,012) 114,384 — — 66,395 —
$ (1,067,939) $ 116,570 $ 108,720,466 $ 75,571 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 92 06/17/22 $ 20,841 $ 1,285,271
U.S. Treasury 10 Year Note ................................................... 56 06/21/22 6,875 (46,930)
U.S. Treasury 10 Year Ultra Note ............................................... 1 06/21/22 136 54
U.S. Treasury Long Bond .................................................... 57 06/21/22 8,564 (225,849)
U.S. Treasury Ultra Bond .................................................... 48 06/21/22 8,510 (265,506)
U.S. Treasury 2 Year Note .................................................... 50 06/30/22 10,589 (99,990)
U.S. Treasury 5 Year Note .................................................... 118 06/30/22 13,517 (266,311)
380,739
Short Contracts
U.S. Treasury 10 Year Note ................................................... 62 06/21/22 7,611 289,611
U.S. Treasury Ultra Bond .................................................... 44 06/21/22 7,800 310,364
599,975
$ 980,714
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 68,000 USD 74,732 Bank of America NA 04/01/22 $ 492
MXN 2,358,938 USD 114,000 Citibank NA 04/01/22 4,600
ZAR 891,310 USD 58,000 Bank of America NA 04/01/22 2,996
BRL 496,442 USD 95,930 Goldman Sachs International 04/04/22 8,342
USD 56,000 JPY 6,541,506 Citibank NA 04/18/22 2,252
ZAR 424,588 USD 28,000 Credit Agricole Corporate & Investment Bank SA 04/19/22 1,001
CNY 3,146,297 USD 492,648 Morgan Stanley & Co. International plc 05/24/22 904
MXN 482,326 USD 22,651 Credit Agricole Corporate & Investment Bank SA 05/24/22 1,378
RUB 4,556,670 USD 41,424 Goldman Sachs International 05/24/22 19,556
RUB 2,278,330 USD 19,186 HSBC Bank plc 05/24/22 11,304
USD 493,895 CNY 3,146,297 BNP Paribas SA 05/24/22 343
RUB 817,217 USD 7,339 Citibank NA 05/25/22 3,581
RUB 1,468,188 USD 12,511 JPMorgan Chase Bank NA 05/25/22 7,108
RUB 384,345 USD 3,510 Morgan Stanley & Co. International plc 05/25/22 1,626
TRY 629,774 USD 38,000 Morgan Stanley & Co. International plc 06/08/22 2,832
CAD 73,000 USD 58,341 Bank of America NA 06/15/22 41
EUR 290,000 GBP 242,310 Deutsche Bank AG 06/15/22 3,503
EUR 290,000 GBP 240,738 Goldman Sachs International 06/15/22 5,567
EUR 200,000 USD 219,133 Barclays Bank plc 06/15/22 2,744
EUR 210,000 USD 229,378 Deutsche Bank AG 06/15/22 3,592
EUR 170,000 USD 185,490 HSBC Bank plc 06/15/22 3,105
USD 149,262 EUR 134,000 Morgan Stanley & Co. International plc 06/15/22 605
87,472
EUR 24,766 USD 27,868 Deutsche Bank AG 04/01/22 (470)
EUR 72,516 USD 81,574 HSBC Bank plc 04/01/22 (1,354)
EUR 4,718 USD 5,310 JPMorgan Chase Bank NA 04/01/22 (90)
USD 185,578 EUR 170,000 Morgan Stanley & Co. International plc 04/01/22 (2,484)
USD 23,258 MXN 481,188 Barclays Bank plc 04/01/22 (934)
USD 59,112 MXN 1,223,826 Citibank NA 04/01/22 (2,418)
USD 5,814 MXN 120,240 Deutsche Bank AG 04/01/22 (232)
USD 5,816 MXN 120,346 Goldman Sachs International 04/01/22 (234)
USD 20,000 MXN 419,966 UBS AG 04/01/22 (1,114)
USD 58,000 ZAR 873,468 Citibank NA 04/01/22 (1,776)
USD 56,000 BRL 285,096 Citibank NA 04/04/22 (3,880)
USD 39,930 BRL 201,546 Goldman Sachs International 04/04/22 (2,402)

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
i
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
IDR 1,875,804,633 USD 130,828 Citibank NA 04/18/22 $ (121)
JPY 6,617,256 USD 56,000 Bank of America NA 04/18/22 (1,630)
USD 51,554 IDR 743,917,395 Bank of America NA 04/18/22 (283)
USD 78,489 IDR 1,131,887,238 Deutsche Bank AG 04/18/22 (381)
USD 28,000 ZAR 424,172 Citibank NA 04/19/22 (973)
USD 23,301 MXN 482,326 BNP Paribas SA 05/24/22 (728)
USD 88,517 RUB 6,835,000 HSBC Bank plc 05/24/22 (2,954)
USD 28,447 RUB 2,669,751 Citibank NA 05/25/22 (7,228)
USD 38,000 TRY 608,000 Citibank NA 06/08/22 (1,420)
CHF 295,148 EUR 290,000 Barclays Bank plc 06/15/22 (1,303)
EUR 190,000 CHF 194,882 Barclays Bank plc 06/15/22 (786)
EUR 100,000 CHF 102,731 JPMorgan Chase Bank NA 06/15/22 (589)
EUR 140,000 USD 155,656 Goldman Sachs International 06/15/22 (342)
EUR 6,745 USD 7,511 JPMorgan Chase Bank NA 06/15/22 (29)
EUR 127,255 USD 141,686 Westpac Banking Corp. 06/15/22 (511)
GBP 242,286 EUR 290,000 Deutsche Bank AG 06/15/22 (3,533)
GBP 124,763 EUR 150,000 HSBC Bank plc 06/15/22 (2,559)
GBP 116,424 EUR 140,000 JPMorgan Chase Bank NA 06/15/22 (2,417)
USD 57,259 CAD 73,000 Morgan Stanley & Co. International plc 06/15/22 (1,123)
USD 154,961 EUR 140,000 Bank of America NA 06/15/22 (353)
USD 109,438 EUR 100,000 Barclays Bank plc 06/15/22 (1,501)
USD 110,177 EUR 100,000 BNP Paribas SA 06/15/22 (761)
USD 109,830 EUR 100,000 Goldman Sachs International 06/15/22 (1,108)
USD 99,348 EUR 90,000 HSBC Bank plc 06/15/22 (497)
USD 207,697 EUR 190,000 Morgan Stanley & Co. International plc 06/15/22 (3,086)
(53,604)
$ 33,868
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.IG.38.V1 ..... 1.00 % Quarterly 06/20/27 BBB — $ 183,641 $ 166,170 $ 17,471
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviation
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
JPY Japanese Yen
MXN Mexican Peso
RUB New Russian Ruble
TRY Turkish Lira
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
GO General Obligation Bonds
LIBOR London Interbank Offered Rate
RB Revenue Bonds
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate
TBA To-be-announced

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 2,116,970 $ 9,024 $ 2,125,994
Common Stocks ......................................... 300,585,576 — — 300,585,576
Corporate Bonds
Aerospace & Defense .................................... — 221,155 — 221,155
Air Freight & Logistics .................................... — 79,260 — 79,260
Airlines .............................................. — 874,437 — 874,437
Automobiles .......................................... — 471,425 — 471,425
Banks ............................................... — 7,979,373 — 7,979,373
Beverages ........................................... — 762,137 — 762,137
Biotechnology ......................................... — 1,188,050 — 1,188,050
Building Products ....................................... — 36,965 — 36,965
Capital Markets ........................................ — 6,368,283 — 6,368,283
Chemicals ............................................ — 400,199 — 400,199
Commercial Services & Supplies ............................. — 561,103 — 561,103
Communications Equipment ................................ — 357,556 — 357,556
Consumer Finance ...................................... — 1,023,047 — 1,023,047
Containers & Packaging .................................. — 16,265 — 16,265
Diversified Telecommunication Services ........................ — 2,580,681 — 2,580,681
Electric Utilities ........................................ — 1,373,981 — 1,373,981
Electronic Equipment, Instruments & Components ................. — 37,381 — 37,381
Entertainment ......................................... — 381,125 — 381,125
Equity Real Estate Investment Trusts (REITs) .................... — 2,010,663 — 2,010,663
Food Products ......................................... — 64,933 — 64,933
Gas Utilities ........................................... — 43,165 — 43,165
Health Care Equipment & Supplies ........................... — 44,101 — 44,101
Health Care Providers & Services ............................ — 2,492,828 — 2,492,828
Hotels, Restaurants & Leisure .............................. — 323,348 — 323,348

BlackRock Balanced Capital Portfolio

Schedule of Investments
(unaudited) (continued)
March 31, 2022
Level 1 Level 2 Level 3 Total
Household Durables ..................................... $ — $ 34,267 $ — $ 34,267
Industrial Conglomerates .................................. — 301,669 — 301,669
Insurance ............................................ — 588,807 — 588,807
Internet & Direct Marketing Retail ............................ — 296,068 — 296,068
IT Services ........................................... — 985,120 — 985,120
Life Sciences Tools & Services .............................. — 228,372 — 228,372
Machinery ............................................ — 263,833 — 263,833
Media ............................................... — 1,590,276 — 1,590,276
Metals & Mining ........................................ — 669,173 — 669,173
Oil, Gas & Consumable Fuels ............................... — 3,533,654 — 3,533,654
Paper & Forest Products .................................. — 55,654 — 55,654
Pharmaceuticals ....................................... — 613,753 — 613,753
Road & Rail ........................................... — 1,175,035 — 1,175,035
Semiconductors & Semiconductor Equipment .................... — 1,931,572 — 1,931,572
Software ............................................. — 1,327,779 — 1,327,779
Specialty Retail ........................................ — 180,897 — 180,897
Technology Hardware, Storage & Peripherals .................... — 293,068 — 293,068
Thrifts & Mortgage Finance ................................ — 260,196 — 260,196
Trading Companies & Distributors ............................ — 134,981 — 134,981
Wireless Telecommunication Services ......................... — 852,052 — 852,052
Floating Rate Loan Interests ................................. — — 1,400 1,400
Foreign Government Obligations .............................. — 1,636,964 — 1,636,964
Municipal Bonds ......................................... — 1,194,953 — 1,194,953
Non-Agency Mortgage-Backed Securities ........................ — 1,684,991 — 1,684,991
Other Interests .......................................... — — — —
Capital Trusts ........................................... — 764,884 — 764,884
U.S. Government Sponsored Agency Securities .................... — 66,315,131 — 66,315,131
U.S. Treasury Obligations ................................... — 30,110,048 — 30,110,048
Short-Term Securities ....................................... 93,316,709 — — 93,316,709
Liabilities
Investments
TBA Sale Commitments .................................... — (14,364,803) — (14,364,803)
$ 393,902,285 $ 134,466,825 $ 10,424 $ 528,379,534
Investments Valued at NAV
(a)
..................................... 15,403,757
$ —
$ 543,783,291
$ —
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 17,471 $ — $ 17,471
Equity contracts ........................................... 1,285,271 — — 1,285,271
Foreign currency exchange contracts ............................ — 87,472 — 87,472
Interest rate contracts ....................................... 600,029 — — 600,029
Liabilities
Foreign currency exchange contracts ............................ — (53,604) — (53,604)
Interest rate contracts ....................................... (904,586) — — (904,586)
$ 980,714 $ 51,339 $ — $ 1,032,053
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.